Maturities of Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 59,026
2015	1,070
2016	1,262
2017	836,131
2018	71,869
Thereafter	466,571
Total	1,435,929
Less: Unamortized Discount	(7,744)
Total	1,428,185
Less: Current Portion	(59,026)	(784)
Long Term Debt	1,369,159
Long-term Debt
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	58,000
2017	834,507
2018	70,223
Thereafter	450,000
Total	1,412,730
Less: Unamortized Discount	(7,744)
Total	1,404,986
Less: Current Portion	(58,000)
Long Term Debt	1,346,986
Capital Lease Obligations
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	1,026
2015	1,070
2016	1,262
2017	1,624
2018	1,646
Thereafter	16,571
Total	23,199
Total	23,199
Less: Current Portion	(1,026)
Long Term Debt	$ 22,173